Stock Compensation Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Option Shares Outstanding
Outstanding, Beginning Balance	3,000,000	0
Awarded	220,000	3,000,000
Exercised	0	0
Forfeited	0	0
Outstanding, Ending Balance	3,220,000	3,000,000	0
Vested	1,555,000	1,500,000
Vested and expected to vest	3,220,000	3,000,000
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.38	$ 0
Awarded	$ 0.20	$ 0.38
Exercised	$ 0	$ 0
Forfeited	$ 0	$ 0
Outstanding, Ending Balance	$ 0.37	$ 0.38	$ 0
Vested	$ 0.37	$ 0.37
Vested and expected to vest	$ 0.37	$ 0.38
Weighted Average Remaining Contractual Term (years)
Awarded	0 years	0 years
Exercised	0 years	0 years
Forfeited	0 years	0 years
Balance	5 years	4 years 10 months 17 days	0 years
Vested	3 years 10 months 24 days	3 years 10 months 24 days
Vested and expected to vest	5 years	4 years 10 months 17 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance	$ 0	$ 0
Awarded	0	0
Exercised	0	0
Forfeited	0	0
Outstanding, Ending Balance	27,400	0	0
Vested	6,850	0
Vested and expected to vest	$ 27,400	$ 0